Variable interest entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Variable interest entities
Schedule of assets and liabilities related to the consolidated VIEs

(Millions)	September 30, 2018	December 31, 2017
Assets:
Fixed maturity investments, trading at fair value	$4.0	$—
Short-term investments, at fair value	0.3	—
Cash	0.2	4.5
Total investments	4.5	4.5
Insurance and reinsurance premiums receivable	6.2	4.1
Funds held by ceding companies	4.0	2.7
Deferred acquisition costs	1.5	1.3
Other assets	0.1	—
Total assets	$16.3	$12.6
Liabilities
Loss and loss adjustment expense reserves	$4.2	$3.5
Unearned insurance and reinsurance premiums	6.5	4.3
Total liabilities	$10.7	$7.8

	2017	2016
	(Millions)
Assets:
Cash	$4.5	$1.2
Total investments	4.5	1.2
Insurance and reinsurance premiums receivable	4.1	1.0
Funds held by ceding companies	2.7	—
Ceded unearned insurance and reinsurance premiums	—	0.1
Deferred acquisition costs	1.3	0.2
Total assets	$12.6	$2.5
Liabilities
Loss and loss adjustment expense reserves	$3.5	$0.3
Unearned insurance and reinsurance premiums	4.3	0.4
Other liabilities	—	0.1
Total liabilities	$7.8	$0.8

Schedule of total assets of unconsolidated VIEs

		Maximum Exposure to Loss
	Total VIE	On-Balance	Off-Balance
(Millions)	Assets	Sheet	Sheet	Total
September 30, 2018
Other long-term investments(1)	$1,525.5	$187.3	$34.2	$221.5
Total at September 30, 2018	$1,525.5	$187.3	$34.2	$221.5
December 31, 2017
Other long-term investments(1)	$1,378.1	$108.2	$57.4	$165.6
Total at December 31, 2017	$1,378.1	$108.2	$57.4	$165.6

(1)Comprised primarily of hedge funds and private equity funds.

		Maximum Exposure to Loss
	Total VIE	On-Balance	Off-Balance
	Assets	Sheet	Sheet	Total
	(Millions)
December 31, 2017
Other long-term investments(1)	$1,378.1	$108.2	$57.4	$165.6
Total at December 31, 2017	$1,378.1	$108.2	$57.4	$165.6
December 31, 2016
Other long-term investments(1)	$42.3	$32.5	$67.5	$100.0
Total at December 31, 2016	$42.3	$32.5	$67.5	$100.0
(1)	Comprised primarily of hedge funds and private equity funds.